Outstanding Principal Balance and the Carrying Amount of These Loans (Detail) (USD $)	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding principal balance	$ 704,972,000
Carrying amount	698,436,345
First National Bank of Baldwin County
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding principal balance	87,453,000
Carrying amount	87,245,000
BCB Holding Company, Inc
Business Combination, Separately Recognized Transactions [Line Items]
Outstanding principal balance	36,671,000
Carrying amount	$ 35,149,000